Dear Shareholders:

The current economic expansion continues, as parts of Asia are beginning to rebound and U.S. consumer spending remains robust. After experiencing compression during the second half of 1998, corporate earnings have begun to expand in 1999. Going forward, we believe that the great disparity in valuation between shares in very large growth companies and the rest of the U.S. equity universe will begin to narrow. As a result, smaller companies should begin to receive more favorable treatment in the market. Within the large company universe, we believe that companies that offer reasonable valuations relative to growth prospects can be identified and will be increasingly rewarded. With respect to fixed income, we believe that rates may continue to rise over the course of the summer, but that a significant increase in inflation over the long-term is not likely. As a result, we believe that rising yields will present opportunities for purchases of long-term bonds as we move through the summer.

DLJ WINTHROP SMALL COMPANY VALUE FUND

The Class A shares of the Small Company Value Fund returned 4.90% for the six-month period ended April 30, 1999, versus 15.17% for the Russell 2000 Index. The market rebound off the lows of October 1998 has been more focused on growth-oriented issues, hampering the Fund's relative performance. This trend has been magnified early in 1999 by the performance of internet-related issues. Several of these stocks carry market capitalizations in the multiple billions and thus have a disproportionate impact on the performance of the index. Given our value orientations, we have been unwilling to accept the stratospheric valuations being accorded many of these issues, and consequently have no direct exposure to the group.

Smaller cap stocks have recently begun to show some signs of life relative to their larger cap brethren. With relative valuations still at or near historic lows, we maintain that the small cap market is very attractive with a strong potential for favorable long-term returns.

The Fund's best performers in 1999 have been in the oil service and technology sectors. Recently we have increased our exposure to the retailing sector to benefit from greater consumer spending. We have also trimmed some of our more economically exposed issues to increase exposure to somewhat faster growing companies available at reasonable prices.

DLJ WINTHROP GROWTH AND INCOME FUND

For the six months ended April 30, 1999, the Growth and Income Fund Class A shares returned 15.37% versus a 22.31% return for the S&P 500. During this period the market favored very large companies with exciting growth prospects and high valuations. The approach of the Fund continues to focus on high-quality companies that sell at reasonable valuations relative to growth prospects. This approach has historically provided good rewards for shareholders in the DLJ Winthrop Growth and Income Fund. During the past six months the absolute returns have been respectable, but relative returns lagged as a result of limited exposure to glamorous technology and internet stocks. It is our expectation that the stock market will rotate towards better valued shares and that the performance of the Fund relative to the S&P 500 should benefit accordingly.

DLJ WINTHROP GROWTH FUND

For the six months ended April 30, 1999, the Growth Fund A shares returned 22.72% and the S&P 500 returned 22.31%. The Fund's holdings across a wide variety of industries performed well. Although the Fund's technology, media, and communications holdings included many stellar performers, some of our retailing and advertising stocks also did extremely well. Stocks that performed particularly well included Dayton Hudson, Media One, Northern Telecom, and Solectron.

DLJ WINTHROP FIXED INCOME FUND

The domestic fixed income markets experienced a marked transition in the six-month period ending April 30, 1999. Treasury yields reached multi-decade lows during the fall of 1998, but interest rates have risen one half to one full point in yield since the beginning of the year. Most of the increase in yield is attributed to the recovery in foreign markets and the continued strength of the U.S. economy.

In anticipation of stronger economic growth and in response to a friendlier Fed, we actively shifted to a more defensive structure for the Fixed Income Fund during these past six months by shortening duration and increasing our weightings in higher yielding government agency and investment grade corporate debt securities at the expense of Treasuries. Treasuries, by far the outstanding performing fixed income sector in 1998, have been surpassed by higher yielding and less risk-averse market sectors thus far in 1999. The Fed's recent decision to pursue a tightening bias, in an effort to restrain growth and limit inflationary pressures, reinforces our views on emphasizing shorter duration, investment grade or better, liquid securities. Performance of the Class A shares for fiscal year to date through April 30, 1999 trailed that of the index, -0.16% versus 0.51%.

DLJ WINTHROP MUNICIPAL TRUST FUND

The interest rate environment has shifted dramatically over the Fund's current fiscal year. Market expectations for Federal Reserve policy rotated from friendly or neutral to a bias toward tightening. Interest rates responded in an upwards direction in every sector of the fixed income markets. Tax-exempt rates increased on average 10-15 basis points in the intermediate sector of the curve. Supply in municipals has fallen off dramatically in contrast with the increased supply in the taxable market, which contributed to municipals out-performing taxable fixed income. For the six months ended April 30, 1999, the Fund's Class A shares returned 1.10% versus the Lipper Intermediate Municipal Index of 1.37% as the Fund's heavy concentration in ten-year maturities adversely impacted relative performance. Ten-year municipals were the worst performing maturity sector as hedge funds that had heavily purchased this maturity range last October sold in massive quantities to lock in gains relative to the taxable markets. This anomaly should abate going forward. We have shortened our average maturity slightly, and are currently looking to lock in tax losses to carry forward against future gains.

Thank you for your continued support and have an enjoyable summer.
Sincerely,


/s/ G. Moffett Cochran
-------------------------------------
G. Moffett Cochran
President                                                            June, 1999

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ Winthrop Growth Fund

        Portfolio Changes for the Six Months Ended April 30, 1999


           Major Purchases                                       Major Sales

           American Express Co.(1)                               American Home Products Corp.(2)
           Chase Manhattan Corp.(1)                              American International Group, Inc.
           ConAgra, Inc.(1)                                      BankAmerica Corp.
           General Electric Co.(1)                               Becton Dickinson &Co.(2)
           MediaOne Group,Inc.(1)                                Dayton Hudson Corp.
           Medtronic, Inc.(1)                                    Freddie Mac
           Phillips Petroleum Co.(1)                             Hollinger International, Inc.(2)
           Texas Instruments, Inc.(1)                            Raytheon Co.(2)
           Time Warner, Inc.(1)                                  Sara Lee Corp.(2)
           Wal-Mart Stores, Inc.(1)                              Whitman Corp.(2)
           (1) New Holdings                                      (2) Deletions

           Ten Largest Holdings April 30, 1999

                                                                                               Percent
                                                                                 Value         of Fund
                                                                               -----------     --------
           Microsoft Corp. ..............................................      $ 6,505,000       4.3%
           MCI WorldCom, Inc. ...........................................        5,740,000       3.8
           General Electric Co. .........................................        5,380,500       3.5
           MediaOne Group, Inc. .........................................        4,869,281       3.2
           Cisco Systems, Inc.  .........................................        4,619,531       3.0
           Exxon Corp. ..................................................        4,485,375       2.9
           Proctor & Gamble Co. .........................................        4,371,663       2.9
           Amgen, Inc. ..................................................        4,362,063       2.9
           Dayton Hudson Corp. ..........................................        3,601,219       2.4
           Bell South Corp. .............................................        3,553,150       2.3
                                                                               -----------      ----
                                                                               $47,487,782      31.2%
                                                                               ===========      ====

           Investment Results For the Periods Ended April 30, 1999

                                                                                         Average Annual Total Return
                                                                                        ----------------------------
                                                                                          DLJ Winthrop
                                                                                           Growth Fund
                                                                                        -----------------
                                                                                         Without    With
                                                                                          Load      Load     S&P 500
                                                                                        --------    -----   --------
           Class A:
                 1 year ...........................................................       22.01%    15.00%    21.83%
                 5 years ..........................................................       20.59     19.17     26.89
                 10 years .........................................................       15.01     14.33     18.83
           Class B:
                 1 year ...........................................................       21.13     17.13     21.83
                 From inception 2/96 ..............................................       23.76     23.56     28.03



The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Prior to April 30, 1999, Class D shares were not offered. Accordingly, no performance data is available.

The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

        DLJ Winthrop Growth and Income Fund

        Portfolio Changes for the Six Months Ended April 30, 1999

           Major Purchases                                       Major Sales

           Alltel Corp.(1)                                       American International Group, Inc.
           BankAmerica Corp.                                     Consolidated Natural Gas Co.(2)
           Berkshire Hathaway, Inc. Cl. A(1)                     Financial Security Assurance Holdings Ltd.(2)
           Computer Associates International, Inc.(1)            Loews Corp.
           ConAgra, Inc.(1)                                      Merrill Lynch & Co. 6.000%, 02/12/03(2)
           MediaOne Group, Inc.(1)                               Monsanto Co.(2)
           Sprint Corp.(1)                                       Nielsen Media Research, Inc.(2)
           Texas Instrument Corp.(1)                             Procter &Gamble Co. 5.250%, 09/15/03(2)
           Tribune Co.(1)                                        Unova, Inc.(2)
           3COM Corp.                                            3COM Corp.

           (1) New Holdings                                      (2) Deletions

           Ten Largest Holdings April 30, 1999



                                                                                               Percent
                                                                                 Value         of Fund
                                                                               -----------     --------
           Freddie Mac ....................................................    $10,818,100        4.0%
           United Technologies Corp. ......................................      8,793,913        3.2
           Tyco International Ltd. ........................................      8,766,875        3.2
           BP Amoco PLC Sponsored ADRs ....................................      8,023,070        2.9
           Merck & Co., Inc. ..............................................      7,488,650        2.7
           Burlington Northern Santa Fe Corp. .............................      7,218,787        2.6
           Raytheon Co. ...................................................      6,842,644        2.5
           U.S. Bancorp. ..................................................      6,496,908        2.4
           SYSCO Corp. ....................................................      6,486,719        2.4
           American International Group, Inc. .............................      6,291,714        2.3
                                                                               -----------       ----
                                                                               $77,227,380       28.2%
                                                                               ===========       ====
           Investment Results For the Periods Ended April 30, 1999


                                                                                         Average Annual Total Return
                                                                                        ----------------------------
                                                                                          DLJ Winthrop
                                                                                           Growth and
                                                                                           Income Fund
                                                                                        -----------------
                                                                                         Without    With
                                                                                          Load      Load     S&P 500
                                                                                         --------   -----   --------
           Class A:
                 1 year ............................................................       15.20%     8.57%    21.83%
                 5 years ...........................................................       20.86     19.44     26.89
                 10 years ..........................................................       15.81     15.13     18.83
           Class B:
                 1 year ............................................................       14.40     10.40     21.83
                 From inception 2/96 ...............................................       22.40     22.19     28.03


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Prior to April 30, 1999, Class D shares were not offered. Accordingly, no performance data is available.

The S&P 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)

DLJ Winthrop Small Company Value Fund

  Portfolio Changes for the Six Months Ended April 30, 1999

  Major Purchases                            Major Sales

  AAR Corp.                                  Bard (C.R.), Inc.
  Dallas Semiconductor Corp.                 Electro Scientific Industries, Inc.
  DII Group,Inc.(1)                          Jabil Circuit, Inc.(2)
  Highwoods Properties, Inc.(1)              KNEnergy, Inc.
  Horace Mann Educators Corp.                Learonal, Inc.(2)
  Jones Pharma, Inc.(1)                      Old Republic International Corp.(2)
  Keane, Inc.(1)                             Regal-Beloit Corp.(2)
  Liberty Property Trust(1)                  Sierra Health Services, Inc.(2)
  Longview Fibre Co.(1)                      Teradyne, Inc.
  Sovereign Bancorp, Inc.(1)                 Unitog Co.(2)
  (1) New Holdings                           (2) Deletions


  Ten Largest Holdings April 30, 1999

                                                               Percent
                                                 Value         of Fund
                                             ------------      -------
  Protective Life Corp. .................    $  5,180,587          2.3%
  Teleflex, Inc. ........................       5,053,250          2.3
  FirstMerit Corp. ......................       5,006,250          2.3
  Wicor, Inc. ...........................       4,932,900          2.2
  People's Bank .........................       4,882,500          2.2
  Carlisle Companies, Inc. ..............       4,841,200          2.2
  Hanna (M.A.) Co. ......................       4,812,544          2.2
  Ruddick Corp. .........................       4,381,194          2.0
  Helmerich &Payne, Inc. ................       4,377,500          2.0
  NAC Re Corp. ..........................       4,376,350          2.0
                                              -----------         ----
                                              $47,844,275         21.7%
                                              ===========         ====

  Investment Results For the Periods Ended April 30, 1999

                                                   Average Annual Total Return
                                                   ---------------------------
                                                     DLJ Winthrop
                                                     Small Company
                                                      Value Fund
                                                   -----------------
                                                   Without    With     Russell
                                                     Load     Load      2000
                                                   -------    -----    -------
  Class A:
      1 year...................................    (15.92)%  (20.76)%   (9.26)%
      5 years..................................      9.45      8.16     13.01
      10 years.................................     11.63     10.97     11.94
  Class B:
       1 year..................................    (16.65)   (19.98)    (9.26)
       From inception 2/96.....................      7.95      7.68     10.91

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses.

FOCUS FUND HIGHLIGHTS (unaudited)


DLJ Winthrop Fixed Income Fund

  Portfolio Changes for the Six Months Ended April 30, 1999

  Major Purchases                            Major Sales

  AT&T Corp.(1)                              Federal Home Loan Bank(2)
   6.000%, 03/15/09                           5.470%, 08/17/00
  Federal Home Loan Bank(1)                  Federal Home Loan Mortgage Corp.(2)
   5.625%, 03/28/02                           5.605%, 03/12/99
  Federal National Mortgage Association(1)   Merrill Lynch & Co.(2)
   5.375%, 03/15/02                           6.000%, 11/15/04
  Merrill Lynch & Co., Inc.(1)               U.S. Treasury Notes(2)
   6.000%, 11/15/04                           6.250%, 02/28/02
  U.S Treasury Notes(1)                      U.S. Treasury Note(2)
   6.125%, 08/15/07                           6.125%, 08/15/07
  (1) New Holdings                           (2) Deletions


  Portfolio Characteristics April 30, 1999

  30 Day Yield, Class A: 4.66%             Average Years to Maturity: 5.3 years*
  30 Day Yield, Class B: 4.18%             Average Coupon: 5.91%+*
  Average Rating: AA*                      Average Duration: 3.9 years*

  * Weighted Averages
  + Exclusive of Commercial Paper


  Investment Results For the Periods Ended April 30, 1999

                                                 Average Annual Total Return
                                                ------------------------------
                                                  DLJ Winthrop
                                               Fixed Income Fund   Lehman Bros.
                                               ------------------  Gov't. Corp.
                                                 Without    With   Intermediate
                                                   Load     Load    Bond Index
                                               -----------  -----  ------------
  Class A:
      1 year..................................     5.25%    0.25%      6.36%
      5 years.................................     6.29     5.26       7.20
      10 years................................     7.80     7.28       8.20
  Class B:
      1 year..................................     4.50     0.50       6.36
      From inception 2/96.....................     4.86     4.57       6.54


The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC. Prior to April 30, 1999, Class D shares were not offered. Accordingly, no performance data is available.

The Lehman Brothers Government/Corporate Intermediate Bond Index is comprised of securities in the Lehman Brothers Government/Corporate Bond Index that have maturities of 5-10 years. The Lehman Brothers
Government/Corporate Bond Index includes the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index.

FOCUS FUND HIGHLIGHTS (unaudited)


DLJ Winthrop Municipal Trust Fund

  Portfolio Changes for the Six Months Ended April 30, 1999

  Major Purchases                                    Major Sales
  Dallas, Texas Refunding & Improvement(1)           Florida State Board of
   4.000%, 02/15/04                                   5.000%, 06/01/06
  Florida State Board of Education(1)                Lakeland Florida, Electric &  Water Revenue(2)
   5.000%, 06/01/06                                   5.900%, 10/01/08
  Madison, Illinois Environmental                    Madison, Illinois Environmental
  Improvement Revenue(1)                               Improvement Revenue(2)
   4.300%, 03/01/33                                    4.300%, 03/01/33
  Massachusetts Bay Transportation Authority(1)      Port Authority NY & NJ Consolidated 113th(2)
     5.500%, 03/01/09                                 3.900%, 12/01/00
  Michigan State Municipal Bond Authority(1)         Texas A&M University(2)
   5.000%, 10/01/06                                   5.250%, 05/15/01
  (1) New Holdings                                   (2) Deletions


  Portfolio Characteristics April 30, 1999

  30 Day Yield, Class A: 3.04%            Average Years to Maturity: 6.5 years*
  30 Day Yield, Class B: 2.50%            Average Coupon: 5.65%*
  Average Rating: AA*                     Average Duration: 5.2 years*

  * Weighted Averages


  Investment Results For the Periods Ended April 30, 1999

                                                  Average Annual Total Return
                                               ---------------------------------
                                                   DLJ Winthrop
                                                    Municipal
                                                    Trust Fund         Lipper
                                               -------------------   Intermedate
                                                Without      With     Municipal
                                                 Load        Load    Fund Index
                                               --------     ------   -----------
  Class A:
      1 year..................................   5.60%      0.58%      5.98%
      5 years.................................   5.69       4.67       6.05
      From inception 7/93.....................   4.83       3.95       5.35
  Class B:
      1 year..................................   4.86       0.86       5.98
      From inception 2/96.....................   4.50       4.21       5.39

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 4.75% front-end sales load. Effective February 28, 1996, the Fund began offering Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The Lipper Intermediate Municipal Fund Index is an equally weighted performance index of the 30 largest funds in the Lipper Analytical grouping of intermediate municipal debt funds, adjusted for capital gains and income dividends.

DLJ Winthrop Focus Funds -- Statement of Investments April 30, 1999 (unaudited)
--------------------------------------------------------------------------------
DLJ Winthrop Growth Fund

Common Stocks--98.1%


Basic Materials--3.7%                              Shares           Value
                                                 ----------     ------------
Chemicals-2.2%
Monsanto Co. ............................           26,500      $ 1,199,125
  Manufacturer of chemicals
Praxair, Inc. ...........................           41,400        2,142,450
                                                                -----------
  Industrial gases/special coatings .....        3,341,575
                                                                -----------
Metals & Mining-1.5%
Alcoa, Inc. .............................           38,000        2,365,500
                                                                -----------
  Manufacturer of aluminum
                                                                  5,707,075
                                                                -----------
Capital Goods--8.4%

Aerospace & Defense-1.7%
General Dynamics Corp. ..................           37,000        2,599,250
                                                                -----------
  Suppliers of weapon systems and
  services
Conglomerates-5.3%
General Electric Co. ....................           51,000        5,380,500
  Diversified industrial
Tyco International Ltd. .................           33,800        2,746,250
                                                                -----------

  Diversified manufacturing and services
                                                                  8,126,750
                                                                -----------
Electrical Equipment-1.4%
Emerson Electric Co. ....................           33,300        2,147,850
                                                                -----------
  Manufacturer of electric/electronic
  products
                                                                 12,873,850
                                                                -----------
Consumer Cyclical--14.7%

Auto Related-0.8%
Federal-Mogul Corp. .....................           28,800        1,263,600
                                                                -----------
  Manufacturer of bearings: transmission
  products
Broadcasting & Cable TV-3.2%
MediaOne Group, Inc.* ...................           59,700        4,869,281
                                                                -----------
  Cable & telecom operations
Leisure Related-1.6%
Disney (Walt) Co. .......................           75,900        2,409,825
                                                                -----------
  Diversified international entertainment
  company
Personal & Household Products-1.0%
Estee Lauder Companies,
Inc. Cl. A ..............................           15,500        1,551,938
                                                                -----------
  Manufacturer of skin care, makeup and
  fragrances
Printing & Publishing-1.4%
Time Warner, Inc. .......................           31,700        2,219,000
                                                                -----------
  Media and entertainment company
Retail-General-6.7%
CVS Corp. ...............................           49,200        2,343,150
  Retail: health stores, drugs
Dayton Hudson Corp. .....................           53,500        3,601,219
  Department stores
Home Depot, Inc. ........................           26,100        1,564,369
  Retail: home improvement products
Wal-Mart Stores, Inc. ...................           58,800        2,704,800
                                                                -----------
  Discount department stores
                                                                 10,213,538
                                                                -----------
                                                                 22,527,182
                                                                -----------

Consumer Staples--17.8% .....................           Shares            Value
                                                   -----------      -----------
Beverage & Tobacco-0.9%
Philip Morris Cos., Inc. ....................           37,500      $ 1,314,844
                                                                    -----------
  Tobacco, brewing, soft drinks
Drugs-7.2%
Amgen, Inc. .................................           71,000        4,362,063
  Research/development of biotech
  products & pharmaceuticals
Merck & Co., Inc. ...........................           38,000        2,669,500

  Human & animal pharmaceuticals
Pharmacia & Upjohn, Inc. ....................           28,400        1,590,400
  Pharmaceutical/consumer products
Schering-Plough Corp.........................           48,000        2,319,000
                                                                    -----------
  Pharmaceutical/consumer products
                                                                     10,940,963
                                                                    -----------
Hospital Supplies & Services-2.2%
Bard (C. R.), Inc...............                        33,000        1,617,000
  Manufacturer & distributor healthcare
  products
Medtronic, Inc....................                      24,400        1,755,275
                                                                    -----------
  Medical technology company
                                                                      3,372,275
                                                                    -----------
Retail-Food-4.0%
Campbell Soup Co...................                     26,000        1,066,000
  Food distributor & service systems
ConAgra, Inc.......................                     54,800        1,363,150
  Diversified food processor
Safeway, Inc.*.....................                     24,000        1,294,500
  Food supermarket chain
SYSCO Corp.........................                     80,000        2,375,000
  Food distributor & service systems
                                                                      6,098,650
                                                                    -----------
Soaps & Toiletries-3.5%
Colgate-Palmolive Co...................                 10,200        1,044,862
  Household and personal care
Procter &GambleCo......................                 46,600        4,371,663
                                                                    -----------
  Household, personal care, food
  products                                                            5,416,525
                                                                    -----------
                                                                     27,143,257
                                                                    -----------
Energy--6.7%
Oil-Domestic-1.7%
Texaco, Inc...........................                  42,200        2,648,050
                                                                    -----------
  Explore, produce, transport, refine
  and market crude oil, natural gas, etc ......
Oil-International-5.0%
Exxon Corp............................                  54,000        4,485,375
  World's leading oil company
Phillips Petroleum Co.................                  43,300        2,192,063
  Explore & produce crude oil, natural
  gas, and other petroleum products
Schlumberger Ltd......................                  15,000          958,125
                                                                    -----------
  Oil & gas exploration, development
                                                                      7,635,563
                                                                    -----------
                                                                     10,283,613
                                                                    -----------


See notes to financial statements.

--------------------------------------------------------------------------------
DLJ Winthrop Growth Fund


Financial--17.9% ........................           Shares            Value
                                               -----------      -----------
Banking-7.6%
Banc One Corp. ..........................           40,000      $ 2,360,000
  Bank holding company
Chase Manhattan Corp. ...................           37,500        3,103,125
  Diverse financial products & services
U.S. Bancorp ............................           54,000        2,001,375
  Commercial banking: midwest
  & northwest U.S. ......................
Wachovia Corp. ..........................           18,400        1,616,900
  Regional bank
Wells Fargo & Co. .......................           59,000        2,548,062
                                                                -----------
  Commercial banking: CA
                                                                 11,629,462
                                                                -----------
Financial Services-6.1%
American Express Co. ....................           26,827        3,505,953
  Diversified financial services provider
Associates First Capital Corp. ..........           36,000        1,595,250
  Consumer/commercial finance

Freddie Mac .............................           45,300        2,842,575
  Provides residential mortgage funds

Lehman Brothers Holdings, Inc. ..........           25,200        1,400,175

                                                                -----------
  Global investment banking
                                                                  9,343,953
                                                                -----------
Insurance-4.2%
Allstate Corp. ..........................           29,000        1,054,875
  Insurance provider
American International Group, Inc. ......           26,600        3,123,837
  International processing & related

  services
Hartford Financial Services, Inc. .......           39,000        2,298,562
                                                                -----------
  Insurance provider
                                                                  6,477,274
                                                                -----------
                                                                 27,450,689
                                                                -----------
Technology--26.2%
Computers-10.6%
Cisco Systems, Inc.* ....................           40,500        4,619,531
  Manufacturer of computer network
  products
Compaq Computer Corp. ...................           30,600          682,762
  Manufacturer of business machines
International Business
Machines Corp. ..........................           15,000        3,137,813
  Largest manufacturer of business
  machines
Microsoft Corp. .........................           80,000        6,505,000
  Computer software
Oracle Corp.* ...........................           45,000        1,217,812
                                                                -----------
  Design & develop computer software
                                                                 16,162,918
                                                                -----------
Electronics-4.2%
Intel Corp. .............................           48,000        2,937,000
  Semiconductor processing chips
Solectron Corp.* ........................           36,000        1,746,000
  Provider of customized electronic
  manufacturing services
Texas Instruments, Inc. .................           16,500        1,685,062
                                                                -----------
  Global semiconductor company

                                                                  6,368,062
                                                                -----------

                                                    Shares              Value
                                                  ------------      ------------
Office Equipment-2.9%
AveryDennison Corp. .......................           27,500      $  1,876,875
  Manufacturer of office products
Pitney-Bowes,Inc ..........................           36,000         2,517,750
                                                                  ------------
  Postage and related mailing equipment
                                                                     4,394,625
                                                                  ------------
Telecommunications-8.5%
BellSouthCorp .............................           79,400         3,553,150
  Telecommunication services
MCI Worldcom, Inc.* .......................           70,000         5,740,000
  Telecommunication services
Northern Telecom Corp. ....................           25,400         1,731,963
  Provides digital communication systems
Sprint Corp.  (FON Group) .................           16,400         1,682,025
  Telecommunication services
Sprint Corp. (PCS Group) ..................            8,200           347,475
                                                                  ------------
  Wireless mobile telephone operations
                                                                    13,054,613
                                                                  ------------
                                                                    39,980,218
                                                                  ------------
Transport & Service--2.7%
Advertising-1.5%
Omnicom Group, Inc. .......................           31,500         2,283,750
                                                                  ------------
  Produce and place advertising in
  various media
Airlines-0.4%
AMR Corp.* ................................            8,000           558,500
                                                                  ------------
  Holding co.: American Airlines
Railroads-0.8%
Burlington Northern Santa Fe Corp. ........           31,500         1,153,688
                                                                  ------------
  Railroad systems operations in U.S. .....
                                                                     3,995,938
                                                                  ------------
Total Common Stocks
  (cost $89,851,167) ......................      149,961,822
                                                                  ------------

                                                   Principal
                                                     Amount
                                                  ------------
Commercial Paper--1.8%
Ford Motor Credit Corp. ...................
  4.83%, 05/06/99 .........................     $  2,390,000         2,388,397
Merrill Lynch Co. .........................
  4.93%,05/03/99 ..........................          375,000           374,897
                                                                  ------------
Total Commercial Paper
  (amortized cost $2,763,294) .............                          2,763,294
Total Investments--99.9%
  (cost $92,614,461) ......................                        152,725,116
                                                                  ------------
Cash and Other Assets
  Net of Liabilities--0.1% ................                            146,656
                                                                  ------------
Net Assets--100.0% ........................                       $152,871,772
                                                                  ============

   * Non-income producing



See notes to financial statements.

Basic Materials--1.2%                       Shares      Value
                                           -------- -----------
Chemicals-1.2%
Hannah (M.A.) Co.                           203,100  $3,287,681
  Specialty chemicals, polymers             -----------

Capital Goods/
  Construction--7.8%

Aerospace & Defense-7.8%
General Dynamics Corp.                       78,700   5,528,675
  Builds & designs nuclear submarines
Raytheon Co.                                 98,900   6,842,644
   Defense & commercial electronics:
   construction
United Technologies Corp.                    60,700   8,793,913
  Aerospace, climate control systems                -----------
                                                     21,165,232
                                                    -----------


Consumer Products
  & Services--28.6%

Beverages & Tobacco-2.5%
Diageo PLC Sponsored ADRs                    26,028   1,200,541
  Manufactures food and beverage
  products
Philip Morris Cos., Inc.                    115,000   4,032,187
  Tobacco, brewing, soft drinks
UST, Inc.                                    55,000   1,533,125
 Snuff, tobacco, wine, spirits                      -----------
                                                      6,765,853
                                                    -----------
Containers-0.8%
Bemis, Inc.                                  60,200   2,107,000
  Packaging/adhesive products                       -----------
Drugs-5.3%
Amgen, Inc.*                                 56,600   3,477,362
  Research/development of biological
  products
Merck & Co., Inc.                           106,600   7,488,650
 Human & animal pharmaceuticals
Pharmacia & Upjohn, Inc.                     60,800   3,404,800
  International pharmaceutical &                      ---------
  biotechnological group of companies
                                                     14,370,812
Foods-3.1%
ConAgra, Inc.                                53,100   1,320,862
  Diversified food processor
IBP, Inc.                                    35,000     708,750
  Produces beef/pork products
SYSCO Corp.                                 218,500   6,486,719
  Food distributor & service systems
                                                      8,516,331
Hospital Supplies & Services-4.0%
Abbott Laboratories .                       110,000   5,328,125
  Diversified line of human healthcare
  products & services
IMS Health, Inc.                            185,400   5,562,000
   Global provider of information services
  for the pharmaceutical & healthcare
  industries
                                                     10,890,125






                                                  Shares      Value
                                                 --------  -----------
Household Furniture-1.0%
Leggett & Platt, Inc.                             115,600   $2,666,025
  Manufacture springs, etc. for furniture,                 -----------
  bedding
Leisure-2.0%
Cedar Fair LP                                     116,400    2,793,600
  Owns and operates amusement parks
Disney (Walt) Co.                                  87,222    2,769,299
Diversified international                                  -----------
  entertainment company
                                                             5,562,899
                                                           -----------
Printing & Publishing-1.7%
New York Times Co. Cl. A                           80,000    2,760,000
  Publishes newspapers & magazines                         -----------
Tribune Co.                                        20,600    1,718,812
  Publishes newspapers & magazines                         -----------
                                                             4,478,812
                                                           -----------
Retail-Food & Drugs-1.6%
Walgreen Co.                                      164,500    4,420,938
  Major retail drug chain                                    ---------
  Retail-General-3.7%
Federated Department Stores, Inc.                  73,300    3,422,194
  Operates department stores in U.S.
General Nutrition Companies, Inc.*                 30,000      496,875
  Retail: Drugs
Newell Co.                                        132,100    6,266,494
  Manufacturer of high volume staple                         ---------
  consumer products
                                                            10,185,563
                                                            ----------

Soaps & Toiletries-2.9%
International Flavors & Fragrances, Inc.           85,500   3,377,250
  Develops & manufactures flavor &
  fragrance products
Procter & Gamble Co.                               49,500    4,643,719
  Household, personal care, food products                  -----------
                                                             8,020,969
                                                           -----------
                                                            77,985,327
                                                           -----------
Energy--10.2%
Oil &Gas-7.6%
BP Amoco PLC Sponsored ADRs                        70,883    8,023,070
  Integrated international oil
Enron Corp.                                        79,300    5,967,325
  Major natural gas pipeline system
Helmerich & Payne, Inc.                           170,400    4,387,800
  Contract driller: oil & gas production
New Jersey Resources Corp.                         28,000    1,032,500
  Major natural gas pipeline system
San Juan Basin Royalty Trust                      185,000    1,410,625
  Royalty gas interest in New Mexico                       -----------
                                                            20,821,320

Oil-Supplies & Construction-2.6%
Halliburton Co.                                    70,600    3,009,325
  Oil well services: engineering &
  construction
Schlumberger Ltd.                                  62,500    3,992,188
  Oil and gas exploration and production                   -----------
                                                             7,001,513
                                                           -----------
                                                           $27,822,833

DLJ Winthrop Focus Funds--Statement of Investments April 30, 1999 (unaudited)
-------------------------------------------------------------------------------
DLJ Winthrop Growth and Income Fund

FINANCIAL SERVICES--20.0%                              Shares           Value
                                                       ------           -----
Banking-9.1%
BankAmerica Corp.  ...............................      61,221    $   4,407,912
  Diverse financial products & services
Banc One Corp.  ..................................      66,200        3,905,800
  National bank holding company
Household International, Inc. ....................      50,000        2,515,625
  Finance & banking services
Republic NY Corp.  ...............................      73,200        4,300,500
  Commercial banking: NY & worldwide
U.S. Bancorp  ....................................     175,296        6,496,908
  National bank holding company
Washington Mutual, Inc. ..........................      76,200        3,133,725
  Regional financial services company                             -------------
                                                                     24,760,470
                                                                  -------------
Insurance-6.1%
Allmerica Financial Corp. ........................      43,900        2,516,018
  Insurance and financial services &
  products
American International Group, Inc. ...............      53,575        6,291,714
  International insurance holding
  company
Amerin Corp.*  ...................................      40,000          937,500
  Mortgage insurance
Berkley, W.R. Corp.  .............................      10,000          275,000
  Insurance holding company
Hartford Financial Services Group ................      65,900        3,883,981
  Insurance provider
HSB Group, Inc. ..................................      30,000        1,136,250
  Insurance/engineering services
Progressive Corp.  ...............................       8,000        1,148,000
  Insurance holding company
Travelers Property Casualty Corp. Cl. A ..........      10,000          345,000
  Property casualty insurance                                     -------------
  holding co.
                                                                     16,533,463
                                                                  -------------
Other-4.8%
Block (H&R), Inc.  ...............................      50,000        2,406,250
  Tax, computer & personal services
Freddie Mac ......................................     172,400       10,818,100
  Provides residential mortgage funds                             -------------
                                                                     13,224,350
                                                                  -------------
                                                                     54,518,283
                                                                  -------------
PUBLIC UTILITIES--3.0%
Electric-2.5%
Ameren Corp. .....................................      38,110        1,474,381
  Holding co.: Central IL Public Service
MidAmerican Energy Holdings, Inc. ................     163,700        5,269,094
  National electricity supplier                                   -------------
                                                                      6,743,475
                                                                  -------------
Telephone-0.5%
GTE Corp. ........................................      20,000        1,338,750
  Telephone holding company;                                      -------------
  manufacturing
                                                                      8,082,225
                                                                  -------------
SCIENCE & TECHNOLOGY--13.8%
Computers-6.7%
3COM Corp.* ......................................     35,000          914,375
  Supplier of local area networks, wide
  area networks and other network products



                                                       Shares           Value
                                                       ------           -----
Automatic Data Processing, Inc. ..................     116,200    $   5,170,900
  Computer services
Cisco Systems, Inc.* .............................      50,200        5,725,938
  Manufacture computer network products
Computer Associates International, Inc. ..........      39,700        1,694,694
  Software programming and developing
  information systems
Gateway 2000, Inc.* ..............................      42,600        2,819,587
  Personal computer manufacturer
Texas Instruments, Inc. ..........................      19,900        2,032,287
  Diversified computer and electronics                            -------------
  manufacturer
                                                                     18,357,781
                                                                  -------------
Electronics-0.4%
Arrow Electronics, Inc.* .........................      58,900        1,071,243
  Distributes electronic components                               -------------

Telecommunications-6.7%
Alltel Corp. .....................................      13,400          903,662
  Producer of wireline and wireless
  telecommunication services
Comcast Corp.-Special Cl. A ......................      81,300        5,340,394
  Cable TV/sound communications
  systems
Cox Communications, Inc. Cl. A* ..................      20,000        1,587,500
  Cable TV/communications services
MediaOne Group, Inc.* ............................      59,800        4,877,438
  Cable TV/communications services
NTL, Inc.* .......................................      45,333        3,456,641
  Telecommunications services
Sprint Corp. (FON Group) .........................      21,400        2,194,838
  Producer of telecommunication services                          -------------
                                                                     18,360,473
                                                                  -------------
                     37,789,497
                              -------------
TRANSPORT &
  SERVICE--2.6%
Railroads-2.6%
Burlington Northern Santa Fe Corp. ................    197,100        7,218,787
  Railroad systems operations in U.S.                             -------------

MISCELLANEOUS--6.8%
Diversified-5.9%
Berkshire Hathaway, Inc. Cl. A ....................         76        5,806,400
  Insurance, cleaning, dairy products, etc.
Loews Corp. .......................................     20,000        1,463,750
  Tobacco; hotel; insurance subsidiary
Tyco International, Ltd. ..........................    107,900        8,766,875
  Fire protection systems: cable, solar                           -------------
                                                                     16,037,025
                                                                  -------------
Limited Partnership-Timber-0.5%
Plum Creek Timber Co. LP ..........................     50,000        1,446,875
  Lumber and wood products                                        -------------
Real Estate Investment Trust-0.4%
General Growth Properties, Inc. ...................     30,000        1,104,375
  Real estate investment trust                                    -------------
                                                                     18,588,275
                                                                  -------------
Total Common Stocks
  (cost $168,030,521) .............................                 256,458,140
                                                                  -------------

See notes to financial statements.

                                                       Shares           Value
                                                       ------           -----
CONVERTIBLE
  PREFERRED STOCK--1.1%
  (cost $1,108,393)
Airtouch Communications, Inc. Cl. B
  Cv. Pfd. 6.000%  ..............................       40,728    $   3,085,146
  Wireless communications services                                -------------

                                                      Principal
                                                       Amount
                                                       ------
U.S. GOVERNMENT
  AGENCIES--0.4%
  (amortized cost $982,466)
Federal National Mortgage Association
  7.400%, 07/01/04 ..............................  $ 1,000,000        1,075,443




                                                      Principal
                                                       Amount        Value
                                                       ------        -----
CORPORATE BONDS--0.9%
  BankAmerica Corp.
  5.875%, 02/15/09 ..............................  $ 1,000,000       $  962,500
National Rural Utilities Cooperative
  Financial Corp. 5.000%, 10/01/02 ..............    1,500,000        1,466,250
                                                                  -------------
Total Corporate Bonds
  (amortized cost $2,465,784) ...................                     2,428,750
                                                                  -------------

TOTAL INVESTMENTS--96.4%
  (cost $172,587,164) ...........................                   263,047,479
             -------------
Cash And Other Assets
  Net of Liabilities--3.6% ......................                     9,770,610
                                                                  -------------
NET ASSETS--100.0%                                                 $272,818,089
                                                                  -------------
                                                                  -------------


* Non-income producing

See notes to financial statements.

DLJ Winthrop Focus Funds--Statement of Investments April 30, 1999 (unaudited)
-------------------------------------------------------------------------------
DLJ Winthrop Growth and Income Fund


                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS--99.9%
BASIC MATERIALS--5.6%
Chemicals-4.8%
Cambrex Corp. ...................................      145,800       $3,736,125
  Producer of specialty chemicals
Dexter Corp. ....................................       50,000        2,053,125
  Specialty materials producer
Hanna (M.A.) Co. ................................      297,300        4,812,544
  Specialty chemicals, polymers                                   -------------
                                                                     10,601,794
                                                                  -------------
Paper-0.8%
Longview Fibre Co. ..............................      135,000        1,755,000
  Manufacturer of timber and paper                                -------------
  products
                                                                     12,356,794
       -------------
CAPITAL GOODS/
  CONSTRUCTION--12.2%
Aerospace-3.3%
AAR Corp. .......................................      125,000        2,375,000
  Manufacturer of various aerospace parts
Teleflex, Inc. ..................................      116,000        5,053,250
  Aerospace controls; medical products                            -------------
                                                                      7,428,250
  -------------
Building & Construction-6.2%
Applied Power, Inc. Cl. A. ......................      125,900        3,973,719
  Manufactures hydraulic industrial/
  construction equipment materials
Carlisle Companies, Inc. ........................       98,800        4,841,200
  Manufactures rubber, plastic, metal
  products
Lydall, Inc. ....................................      190,400        1,713,600
  Engineered fiber materials
Osmonics, Inc.* .................................        4,150           39,166
  Reverse osmosis/ultrafiltration
RPM, Inc., Ohio .................................      230,937        3,247,552
  Manufactures protective coatings used                           -------------
  in waterproofing and corrosion control
                                                                     13,815,237
  -------------
Electrical Equipment-2.7%
Ametek, Inc. ....................................      139,000        3,170,937
  Manufactures instruments/electric
  motors
Woodhead Industries, Inc. .......................      197,800        2,769,200
  Electrical specialty products                        -------------
                                                    5,940,137
   -------------
                                                 27,183,624
  -------------
CONSUMER CYCLICAL--18.7%
Auto Related-3.8%
Modine Manufacturing Co. .........................     132,300        4,134,375
  Auto parts: heating, air-conditioning
Myers Industries, Inc. ...........................     191,124        4,324,180
  Tire service/plastic products   -------------
                                                  8,458,555
  -------------
Food Service/Lodging-4.2%
Marcus Corp. .....................................     269,975        3,357,814
  Hotels, restaurants, theaters
Sbarro, Inc. .....................................      71,800        1,880,263
  Italian fast food restaurant
Universal Foods Corp. ............................     191,800        4,027,800
  Specialty products: yeast, cheese                               -------------
                                                  9,265,877
          -------------

Household Furniture/Appliances-2.5%
Chromcraft Revington, Inc.* .....................      221,600        3,393,250
  Designs/manufactures furniture
HON Industries, Inc. ............................       82,000        2,214,000
  Manufacturer of office furniture/   -------------
  home building products
                                                  5,607,250
  -------------



                                                       Shares           Value
                                                       ------           -----
Printing & Publishing-6.2%
American Business Products, Inc. ................      116,600   $   1,785,437
  Business forms and supplies
Banta Corp. .....................................      132,250       2,818,578
  Printing/graphic/video services
Harte Hanks, Inc. ...............................       50,000       1,262,500
  Media company specializing in
  direct marketing and advertising
Lee Enterprises, Inc. ...........................      141,200       4,041,850
  Newspaper publishing: radio, TV
Meredith Corp. ..................................      108,000       3,962,250
  Publishing, broadcasting, real estate                           -------------
  & cable TV
                                                 13,870,615
  -------------
Retail-General-2.0%
General Nutrition Companies, Inc.* ..............       70,000        1,159,375
  Nationwide specialty retailer of
  vitamins, minerals and nutritional
  supplements
Lands' End, Inc. ................................       30,000        1,147,500
  Direct merchant of clothing
  accessories, domestics, and luggage
Michael's Stores, Inc. ..........................       49,000        1,108,625
  Direct merchant of creative art
  products and home decor items
Zale Corp. ......................................       29,000        1,096,563
  Retail-fine jewelry  -------------
                                                                      4,512,063
  -------------
     41,714,360
  -------------
CONSUMER STAPLES--9.9%
Drugs-1.7%
Jones Pharma, Inc. ..............................       50,000        1,606,250
  Manufacturer of specialty
  pharmaceutical products
West Co., Inc. ..................................       64,100        2,119,306
  Pharmaceutical packaging                                        -------------
                                                                      3,725,556
  -------------
Hospital Supplies & Services-5.3%
Arrow International, Inc. .......................      126,000        2,835,000
  Manufacturer of medical products
Bard (C.R.), Inc. ...............................       44,000        2,156,000
  Hospital, surgical specialties
Beckman Instruments, Inc. .......................       67,600        3,257,475
  Manufactures laboratory instruments
Invacare Corp. ..................................      156,700        3,623,687
  Medical equipment for home                                      -------------
  health-care products
                                                                     11,872,162
  -------------
Retail-food & Drugs-2.9%
Hannaford Brothers Co. ..........................       45,600        1,989,300
  Retail: food/supermarkets
Ruddick Corp. ...................................      247,700        4,381,194
  Food supermarkets; thread/yarn   -------------
                                              6,370,494
  -------------
                                                 21,968,212
  -------------
ENERGY--5.3%
Oil-Domestic-2.2%
Helmerich & Payne, Inc. .........................      170,000       4,377,500
  Contract driller: oil & gas production
KN Energy, Inc. .................................       26,700         550,688
  Natural gas, mineral resources       -------------
                                                   4,928,188
  -------------
See notes to financial statements.

-----------------------------------------------------------------------------
DLJ Winthrop Small Company Value Fund

                                                       Shares        Value
                                                     ----------   ------------
Oil-Supplies &Construction-3.1%
BJ Services Co. .................................        30,000   $    802,500
  Oil & gas well pressure pumping
  service
Newpark Resources, Inc.* ........................       250,000      2,296,875
  Provider of integrated oil and gas
  field services
Tidewater, Inc. .................................        49,100      1,301,150
  Offshore service vessels
Varco International, Inc.* ......................       220,000      2,488,750
  Provider of natural resources   ------------
  exploration equipment
                                                                     6,889,275
                                                                  ------------
                                                                    11,817,463
                                                                  ------------

Financial--22.1%
Banks-11.4%
CCB Financial Corp. .............................        64,000      3,696,000
  Commercial banking:  NC, SC
Cullen/Frost Bankers, Inc. ......................        66,000      3,559,875
  Commercial banking:  TX
First American Corp. of Tennessee ...............       103,700      4,024,856
  Commercial banking: TN
FirstMerit Corp. ................................       180,000      5,006,250
  Commercial banking: OH
First Virginia Banks, Inc. ......................        42,300      2,112,356
  Commercial banking: VA
People's Bank, Inc. .............................       155,000      4,882,500
  Commercial banking: CT
Sovereign Bancorp, Inc. .........................       157,000      2,139,125
  Commercial banking: PA, DE, NJ, NY                              ------------
  & MD
                                                                    25,420,962
                                                                  ------------

Insurance-10.7%
Executive Risk, Inc. ............................        20,000      1,435,000
  Underwrites liability insurance
HSB Group, Inc. .................................       114,950      4,353,731
  Insurance/engineering
Horace Mann Educators Corp. .....................       122,000      2,775,500
  Insurance holding: property, casualty,
  life
NAC Re Corp. ....................................        80,300      4,376,350
  Holding co.: reinsurance
Poe & Brown, Inc. ...............................        96,900      3,167,419
  General insurance agency
Protective Life Corp. ...........................       132,200      5,180,587
  Financial service provider
ReliaStar Financial Corp. .......................        70,000      2,572,500
  Insurance/financial services                                    ------------
                                                                    23,861,087
                                                                  ------------
                                                                    49,282,049
                                                                  ------------
Public Utilities--6.4%
Electricity-2.2%
MidAmerican Energy Holdings, Inc.* ..............       110,000      3,540,625
  Electric power supplier
Niagara Mohawk Holdings, Inc. ...................       110,000      1,471,250
  Electric power supplier                                         ------------
                                                                     5,011,875
                                                                  ------------
Gas-4.2%
National Fuel Gas Co. ...........................        99,600      4,357,500
  Natural gas utility holding company
WICOR, Inc. .....................................       208,800      4,932,900
  Utility holding: Wisconsin gas                                  ------------
                                                                     9,290,400
                                                                  ------------
                                                                    14,302,275
                                                                  ------------

                                                       Shares        Value
                                                     ----------   ------------
Technology--9.4%
Electronics-9.4%
Artesyn Technologies, Inc.* .....................       127,000     $2,286,000
  Manufactures computer components
Dallas Semiconductor Corp. ......................        98,000      4,165,000
  Manufactures high-performance
  circuits
DII Group, Inc.* ................................        58,000      1,798,000
  Manufacturer of electronic components
Electro Scientific Industries, Inc. .............        78,000      2,973,750
  Manufactures electronic components
Methode Electronics, Inc. Cl. A .................       251,650      3,743,294
  Electronic component devices
Pioneer Standard Electronics, Inc. ..............       274,450      2,298,519
  Distributor: electronic components
Technitrol, Inc. ................................        90,600      2,650,050
  Manufactures electronic and
  metallurgical components
Teradyne, Inc. ..................................        22,000      1,038,125
  Manufacturer of automatic test                                  ------------
  equipment for electronic and
  computer industries

                                                                    20,952,738
                                                                  ------------
Transport & Service--4.8%
Professional Services-2.3%
Jacobs Engineering Group, Inc.* .................        71,650      2,825,697
  Provides engineering and consulting
  services, construction management and
  process plant maintenance services
Keane, Inc.* ....................................        83,900      2,081,769
  Provides management and information                             ------------
  technology consulting
                                                                     4,907,466
                                                                  ------------
Trucking & Shipping-1.8%
Werner Enterprises, Inc. ........................       206,750      3,979,938
  Motor carrier: general freight                                  ------------
Waste Management Services-0.7%
Tetra Tech, Inc.* ...............................        63,100      1,526,231
  Waste management                                                ------------
                                                                    10,413,635
                                                                  ------------
Miscellaneous--5.5%
Diversified-4.3%
AptarGroup, Inc. ................................       146,600      4,104,800
  Manufacturer of packaging
  components: pumps, valves
Brady (W.H.) Cl. A ..............................       112,700      2,916,112
  Manufactures adhesives & coatings
Federal Signal Corp. ............................       100,000      2,475,000
  Special trucks, tools, signals                                  ------------
                                                                     9,495,912
                                                                  ------------
Real Estate Investment Trust-1.2%
Highwoods Properties, Inc. ......................        50,000      1,287,500
  Real Estate Investment Trust
 Liberty Property Trust .........................        57,000      1,375,125
  Real Estate Investment Trust                                    ------------
                                                                     2,662,625
                                                                  ------------
                                                                    12,158,537
                                                                  ------------
Total Common Stocks
  (cost $168,309,830) ...........................                  222,149,687
                                                                  ------------

TOTAL INVESTMENTS--99.9%
  (cost $168,309,830) ...........................                  222,149,687
                                                                  ------------
Cash and Other Assets
  Net of Liabilities--0.1% ......................                      219,073
                                                                  ------------

Net Assets--100.0% ..............................                  222,368,760
                                                                  ------------
  * Non-income producing


See notes to financial statements.

-----------------------------------------------------------------------------
DLJ Winthrop Fixed Income Fund
                                                      Principal
                                                       Amount        Value
                                                     ----------   ------------
U.S. TREASURY
  SECURITIES--18.3%
United States Treasury Bonds
  9.375%, 02/15/06 ..............................    $1,500,000     $1,833,904
United States Treasury Notes
  7.750%, 01/31/00 ..............................     1,000,000      1,021,100
  8.000%, 05/15/01 ..............................     1,150,000      1,213,606
  7.500%, 11/15/01 ..............................     3,200,000      3,377,155
  6.130%, 12/01/01 ..............................     8,000,000      8,192,935
  6.250%, 08/31/02 ..............................     2,000,000      2,060,133
  6.250%, 02/15/03 ..............................     1,000,000      1,034,539
  5.875%, 11/15/05 ..............................     4,500,000      4,626,221
  5.625%, 02/15/06 ..............................     2,500,000      2,532,800
  6.125%, 08/15/07 ..............................       500,000        522,556
United States Treasury Strip
  11/15/2008 ....................................    10,500,000      6,178,943
                                                                  ------------

Total U.S. Treasury Securities
  (cost $32,395,363) ............................                   32,593,892
                                                                  ------------

U.S. GOVERNMENT
  AGENCY SECURITIES--21.5%
Federal Farm Credit Bank
  5.720%, 04/13/05 ..............................     5,000,000      5,004,785
Federal Home Loan Bank
  5.625%, 03/19/01 ..............................     2,400,000      2,412,755
  8.750%, 10/01/01 ..............................         2,491          2,560
  5.625%, 03/28/02 ..............................     5,000,000      4,973,986
  5.125%, 09/15/03 ..............................     4,250,000      4,172,455
  7.360%, 07/01/04 ..............................     6,000,000      6,442,056
  6.000%, 06/11/08 ..............................     5,000,000      4,999,630
Federal Home Loan Mortgage Corp.
  7.740%, 06/01/04 ..............................     1,000,000      1,001,884
  6.000%, 07/19/04 ..............................     2,000,000      1,980,445
  6.875%, 11/22/06 ..............................       500,000        513,157
Federal National Mortgage Assn.
  5.375%, 03/15/02 ..............................     1,000,000      1,000,062
  8.250%, 10/12/04 ..............................       600,000        607,599
  8.400%, 10/25/04 ..............................       650,000        659,390
  8.500%, 02/01/05 ..............................     1,000,000      1,016,687
  6.950%, 11/13/06 ..............................     1,000,000      1,028,072
  6.700%, 06/19/07 ..............................     2,355,000      2,462,680
                                                                  ------------

Total U.S. Government Agency Securities
  (cost $38,349,823) ............................                   38,278,203
                                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE
  BACKED SECURITIES--5.6%
Federal National Mortgage Assn.
  Pool #312088 7.000%, 06/01/02 .................       696,541        701,329
  Pool #76368 9.250%, 09/01/03 ..................        42,588         44,784
  Pool #76378 9.250%, 09/01/03 ..................       102,942        108,251
  8.000%, 07/01/07 ..............................       889,010        919,848
  Pool #035574 8.750%, 10/01/08 .................       167,767        178,828
  12.000%, 12/01/08 .............................       292,619        333,583
  Pool #243876 9.000%, 01/01/09 .................       220,269        235,963
  Pool #270674 9.000%, 09/01/17 .................       530,167        562,640
  Pool #224635 9.000%, 09/01/20 .................       154,040        163,475
  9.500%, 02/01/21 ..............................        76,025         81,609
  Pool #124211 7.410%, 12/01/21 .................     1,355,221      1,376,396
  9.000%, 02/01/23 ..............................       598,203        634,843

                                                      Principal
                                                       Amount        Value
                                                     ----------   ------------
Federal Home Loan Mortgage Corp
  Pool #90350 7.000%, 07/01/99 ..................   $   985,523      $ 988,289
  Pool #260499 10.000%, 04/01/16 ................        14,540         15,798
  Pool #292065 8.500%, 04/01/17 .................     2,264,331      2,404,437
  Pool #606523 7.721%, 10/01/19 .................     1,040,028      1,067,329
 Government National Mortgage Assn.
  Pool #93401 9.500%, 01/15/10 ..................       139,948        150,094
  Pool #058985 11.000%, 07/15/13 ................        17,868         19,828
  Pool #068764 12.000%, 09/15/13 ................        25,663         29,175
  Pool #296254 9.500%, 09/15/20 .................         4,770          5,144
                                                                  ------------
Total U.S. Government Agency Mortgage
  Backed Securities
  (cost $9,940,035) .............................                   10,021,643
                                                                  ------------

Total U.S. Government Obligations
  (cost $80,685,221) ............................                   80,893,738
                                                                  ------------

CORPORATE BONDS--33.0%
Consumer Products & Services-3.6%
Anheuser Busch Cos.
  7.000%, 09/01/05 ..............................     1,500,000      1,530,000
Coca-Cola Enterprises Co.
  7.000%, 10/01/26 ..............................       500,000        526,250
  6.700%, 10/15/36 ..............................     4,100,000      4,289,625
                                                                  ------------
                                                                     6,345,875
                                                                  ------------
Diversified Finance-10.3%
American General Finance Corp.
  7.250%, 04/15/00 ..............................     4,300,000      4,373,681
Associates Corp.
  6.000%, 06/15/01 ..............................     3,400,000      3,400,000
  5.875%, 07/15/02 ..............................     1,000,000      1,000,000
CIT Group, Inc.
  5.550%, 10/15/01 ..............................     4,000,000      3,980,000
Commercial Credit Co.
  7.875%, 07/15/04 ..............................     1,000,000      1,073,750
General Motors Acceptance Corp.
  6.625%, 10/01/02 ..............................       500,000        510,625
Household Finance Co.
  6.000%, 05/01/04 ..............................     2,000,000      1,992,500
Norwest Financial, Inc.
  6.550%, 12/01/06 ..............................     2,000,000      2,022,500
                                                                  ------------
                                                                    18,353,056
                                                                  ------------
Bank & Brokerage-5.3%
J.P. Morgan & Co.
  5.750%, 02/25/04 ..............................     5,500,000      5,438,125
Merrill Lynch & Co.
  6.550%, 08/01/04 ..............................     2,500,000      2,543,750
Morgan Stanley Corp.
  6.875%, 03/01/07 ..............................       500,000        513,125
Salomon Smith Barney Holdings Corp.
  6.250%, 05/15/03 ..............................     1,000,000      1,007,500
                                                                  ------------
                                                                     9,502,500
                                                                  ------------
Telephone-6.3%
AT&T Corp.
  6.000%, 03/15/09 ..............................     8,500,000      8,308,750
BellSouth Corp.
  6.000%, 06/15/02 ..............................     1,000,000      1,006,250
MCI Communications Corp.
  6.125%, 04/15/02 ..............................     2,000,000      2,010,000
                                                                  ------------
                                                                    11,325,000
                                                                  ------------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ Winthrop Fixed Income Fund

                                                   Principal
                                                     Amount          Value
                                                   ---------         -----

Utilities-3.5%
National Rural Utilities Cooperative
  Finance Corp.
  6.130%, 05/15/05 .............................. $ 1,000,000   $  1,006,250
  7.300%, 09/15/06 ..............................   1,000,000      1,077,500
Oklahoma Gas & Electric Co.
  6.500%, 07/15/17 ..............................   4,000,000      4,140,000
                                                                ------------
                                                                   6,223,750
                                                                ------------
Oil & Gas Drilling-1.2%
Consolidated Natural Gas Co.
  6.875%, 10/15/26 ..............................   2,000,000      2,102,500
                                                                ------------
Office Equipment-2.8%
Xerox Corp.
  6.250%, 11/15/26 ..............................   5,000,000      5,056,250
                                                                ------------

Total Corporate Bonds
  (cost $58,729,557) ............................                 58,908,931
                                                                ------------

ASSET BACKED
  SECURITIES--13.3%
Chemical Master Credit Card Trust
  5.550%, 09/15/03 ..............................   4,000,000      3,996,668
Fleet Credit Card Master Trust
  6.050%, 08/01/03 ..............................   5,000,000      5,014,579
Ford Credit Auto Owner Trust
  5.650%, 10/15/01 ..............................   4,000,000      4,006,416


                                                   Principal
                                                     Amount          Value
                                                   ---------         -----
MBNA Master Credit Card Trust
  6.450%, 02/15/08 .............................. $ 5,000,000   $  5,133,349
Sears Credit Account Master Trust
  Series 1995-2
  8.100%, 06/15/04 ..............................   1,312,500      1,341,835
Standard Credit Card Master Trust
  8.250%, 11/07/03 ..............................   4,000,000      4,242,967
                                                                ------------

Total Asset Backed Securities
  (cost $23,737,426) ............................                 23,735,814
                                                                ------------

COMMERCIAL PAPER--5.7%
Daimler Chrysler AG
  4.490%, 05/05/99 ..............................   9,096,000      9,091,118
Merrill Lynch & Co.
  4.820%, 05/05/99 ..............................   1,085,000      1,084,419
                                                                ------------

Total Commercial Paper
  (amortized cost $10,175,537) ..................                 10,175,537
                                                                ------------

TOTAL INVESTMENTS--97.4
  (cost $173,327,741) ...........................                173,714,020
                                                                ------------

Cash and Other Assets
  Net of Liabilities--2.6% ......................                  4,559,987
                                                                ------------

NET ASSETS--100.0% ..............................               $178,274,007
                                                                ============


See notes to financial statements.

DLJ Winthrop Focus Funds--Statement of Investments April 30, 1999 (unaudited)
-------------------------------------------------------------------------------
DLJ Winthrop Municipal Trust Fund

                                                   Principal
                                                     Amount          Value
                                                   ---------         -----
MUNICIPAL
  BONDS--99.5%
Arizona-2.8%
Chandler, Arizona Street & Highway
  Revenue
  6.900%, 07/01/14 .............................. $ 1,000,000   $  1,147,500
                                                                ------------
Colorado-4.2%
Denver, Colorado City &
  County Airport
  6.750%, 11/15/22 ..............................   1,580,000      1,704,425
                                                                ------------
Georgia-2.7%
Georgia State Ser. B
  5.500%, 07/01/10 ..............................   1,000,000      1,095,000
                                                                ------------
Illinois-5.6%
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01 ..............................   1,000,000      1,052,500
  7.000%, 01/01/11 ..............................   1,000,000      1,207,530
                                                                ------------
                                                                   2,260,030
                                                                ------------
Indiana-2.8%
Indiana University Revenue
  Student Fee Ser. K
  6.500%, 08/01/05 ..............................   1,000,000      1,121,250
                                                                ------------
Iowa-2.6%
Iowa Student Loan Liquidation Corp.
  6.800%, 03/01/05 ..............................   1,000,000      1,066,250
                                                                ------------
Massachusetts-4.0%
Massachusetts Bay Transportation Authority
  Ser. C
  5.500%, 03/01/09 ..............................   1,500,000      1,631,250
                                                                ------------
Michigan-5.8%
Michigan State Municipal Bond Authority
  5.000%, 10/01/06 ..............................   2,265,000      2,378,250
                                                                ------------
New York-8.0%
New York City, New York Ser. G
  5.750%, 02/01/08 ..............................   1,000,000      1,090,000
New York State Dormitory Authority
  Revenue
  6.500%, 05/15/06 ..............................   1,000,000      1,133,750
  5.000%, 07/01/06 ..............................   1,000,000      1,051,250
                                                                ------------
                                                                   3,275,000
                                                                ------------
Ohio-2.6%
Ohio State Water Development
  Authority Revenue
  5.750%, 06/01/04 ..............................   1,000,000      1,076,250
                                                                ------------
Oklahoma-4.3%
Grand River Dam Authority, Oklahoma
  6.250%, 06/01/11 ..............................   1,500,000      1,745,625
                                                                ------------
Pennsylvania-2.6%
Pennsylvania Intergovernmental Cooperative
  Authority
  5.000%, 06/15/09 ..............................   1,000,000      1,043,750
                                                                ------------


                                                   Principal
                                                     Amount          Value
                                                   ---------         -----

Puerto Rico-5.4%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02 .............................. $ 1,000,000   $  1,041,250
Puerto Rico Electric Power Authority
  Revenue
  6.000%, 07/01/11 ..............................   1,000,000      1,142,500
                                                                ------------
                                                                   2,183,750
                                                                ------------
Tennessee-2.7%
Memphis, Tennessee Electric System
  6.000%, 01/01/05 ..............................   1,000,000      1,095,000
                                                                ------------
Texas-33.1%
Dallas, Texas Refunding & Improvement
  4.000%, 02/15/04 ..............................   2,000,000      2,005,000
Fort Worth, Texas Higher Education
  5.000%, 03/15/11 ..............................   1,000,000      1,022,500
Houston, Texas Revenue
  5.000%, 03/01/05 ..............................   2,000,000      2,090,000
Lewisville, Texas Independent
  School District
  6.000%, 08/15/01 ..............................   1,000,000      1,051,250
Plano, Texas Independent
  School District
  6.000%, 02/15/05 ..............................   2,000,000      2,192,500
Port Authority of Houston, Texas
  5.380%, 10/01/05 ..............................   1,275,000      1,364,250
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12 ..............................   1,000,000      1,033,750
Texas State Ser. B
  5.000%, 10/01/01 ..............................   1,500,000      1,548,750
Texas State Refunding Ser. A
  6.000%, 10/01/08 ..............................   1,000,000      1,127,500
                                                                ------------
                                                                  13,435,500
                                                                ------------
Utah-2.6%
Utah State Ser. A
  5.000%, 07/01/05 ..............................   1,000,000      1,056,250
                                                                ------------
Washington-2.6%
Washington State Public Power Supply
7.100%, 07/01/00   ..............................   1,000,000      1,040,000
                                                                ------------
Wisconsin-5.1%
Wisconsin State Public Power Supply
  5.000%, 06/01/06 ..............................   2,000,000      2,090,000
                                                                ------------

TOTAL INVESTMENTS--99.5%
  (cost $39,294,128) ............................                 40,445,080
                                                                ------------

Cash and Other Assets
  Net of Liabilities--0.5% ......................                    192,403
                                                                ------------

NET ASSETS--100.0% ..............................               $ 40,637,483
                                                                ============



See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS--STATEMENT OF ASSETS AND LIABILITIES April 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                              SMALL          FIXED
                                                                  GROWTH      GROWTH AND     COMPANY         INCOME       MUNICIPAL
                                                                   FUND       INCOME FUND   VALUE FUND        FUND       TRUST FUND
                                                               ------------   ------------  ------------  ------------  -----------
ASSETS:
     Investments in securities, at value
      (cost $92,614,461, $172,587,164,
      $168,309,830, $173,327,741, and
      $39,294,128, respectively) .........................     $152,725,116   $263,047,479  $222,149,687  $173,714,020  $40,445,080
     Cash ................................................            1,307     10,013,967            --     2,475,121        5,785
     Receivable for investment
      securities sold ....................................               --             --     1,121,991            --           --
     Receivable for capital stock sold ...................          375,874         79,444       262,058            --           --
     Dividends and interest receivable ...................           97,476        235,069       108,757     2,148,082      559,364
     Reimbursement due from advisor ......................               --             --            --        93,269           --
     Other assets ........................................               --             --            --            --       17,079
                                                               ------------   ------------  ------------   -----------  -----------
     Total assets ........................................      153,199,773    273,375,959   223,642,493   178,430,492   41,027,308
                                                               ------------   ------------  ------------   -----------  -----------
LIABILITIES:
     Payable to investment advisor .......................           82,737        103,740       141,647            --        6,359
     Payable to distributor ..............................           52,121         75,585        64,778        15,634       11,155
     Payable for capital stock redeemed ..................           89,982        213,663       502,586        99,010      348,600
     Cash overdraft due to custodian .....................               --             --       358,775            --           --
     Dividends payable ...................................               --             --            --        41,314       23,711
     Accrued expenses and other liabilities ..............          103,161        164,882       205,947           527           --
                                                               ------------   ------------  ------------  ------------  -----------
     Total liabilities ...................................          328,001        557,870     1,273,733       156,485      389,825
                                                               ------------   ------------  ------------  ------------  -----------
NET ASSETS ...............................................     $152,871,772   $272,818,089  $222,368,760  $178,274,007  $40,637,483
                                                               ============   ============  ============  ============  ===========
NET ASSETS CONSIST OF:
     Capital paid-in .....................................      $81,485,783   $178,436,656  $150,991,576  $177,997,149  $39,074,819
     Accumulated undistributed net investment
      income (loss) ......................................         (147,822)       499,274       197,811           218           --
     Accumulated (distributions in excess of) net
      realized gain on investments .......................       11,423,156      3,421,844    17,339,516      (109,639)     411,712
     Net unrealized appreciation
       on investments ....................................       60,110,655     90,460,315    53,839,857       386,279    1,150,952
                                                               ------------   ------------  ------------  ------------  -----------
                                                               $152,871,772   $272,818,089  $222,368,760  $178,274,007  $40,637,483
                                                               ============   ============  ============  ============  ===========
CLASS A SHARES:
     Net assets ..........................................     $126,005,881   $179,847,761  $201,834,840  $ 44,165,770  $39,274,470
                                                               ============   ============  ============  ============  ===========
     Shares outstanding ..................................        6,312,944      7,579,832     9,889,140     4,377,294    3,754,872
                                                               ============   ============  ============  ============  ===========
     Net asset value and redemption
       value per share ...................................           $19.96         $23.73        $20.41        $10.09       $10.46
                                                                     ======         ======        ======        ======       ======
     Maximum offering price per share
       (net asset value plus sales charge--Note A) .......           $20.96         $24.91        $21.43        $10.59       $10.98
                                                                     ======         ======        ======        ======       ======
CLASS B SHARES:
     Net assets ..........................................    $  26,865,891  $  40,617,816  $ 20,533,920  $  5,490,245  $ 1,363,013
                                                               ============   ============  ============  ============  ===========
     Shares outstanding ..................................        1,373,366      1,718,215     1,021,998       544,088      130,333
                                                               ============   ============  ============  ============  ===========
     Net asset value and offering price
       per share .........................................           $19.56         $23.64        $20.09        $10.09       $10.46
                                                                     ======         ======        ======        ======       ======
CLASS D SHARES:
     Net assets ..........................................                   $  52,352,512                $128,617,992
                                                                              ============                ============
     Shares outstanding ..................................                       2,206,174                  12,747,076
                                                                              ============                ============
     Net asset value and offering price
        per share ........................................                          $23.73                      $10.09
                                                                                    ======                      ======





See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS--STATEMENT OF OPERATIONS for the period ended
April 30, 1999+
--------------------------------------------------------------------------------

                                                                                              SMALL          FIXED
                                                                  GROWTH      GROWTH AND     COMPANY         INCOME       MUNICIPAL
                                                                   FUND       INCOME FUND   VALUE FUND        FUND       TRUST FUND
                                                               ------------   ------------  ------------  ------------  -----------
INVESTMENT INCOME:
     Dividends ..........................................      $    685,830   $  1,564,476  $  1,969,585  $         --   $       --
     Interest ...........................................            68,006        131,527        98,490     1,521,864      994,403
                                                               ------------   ------------  ------------   -----------   ----------
      Total investment income ...........................           753,836      1,696,003     2,068,075     1,521,864      994,403
                                                               ------------   ------------  ------------   -----------   ----------
EXPENSES:
     Investment advisory fees (Note B) ..................           455,826        609,446       940,383       161,579      136,040
     Distribution fees - Class A (Note B) ...............           167,168        254,958       329,271        69,097       68,119
     Distribution fees - Class B (Note B) ...............           106,481        183,074       109,508        28,204        7,193
     Transfer agent fees ................................            62,000         93,000       135,000        29,000       25,000
     Custodian fees .....................................            36,000         54,000        65,000        29,000       28,000
     Registration fees ..................................            23,000         28,000        26,000        15,000       18,000
     Printing fees ......................................            12,000         19,000        20,000         5,000        5,000
     Legal fees .........................................             8,000         18,000        13,000         4,000        4,000
     Auditing fees ......................................             9,000         11,000        13,000         4,000        5,000
     Trustees' fees .....................................             7,000          9,000         9,000         4,000        5,000
     Miscellaneous ......................................            15,183         11,984        15,373         4,397        3,407
                                                               ------------   ------------  ------------   -----------  -----------
      Total expenses ....................................           901,658      1,291,463     1,675,535       353,277      303,759
      Less  expenses reimbursed by
        investment advisor (Note B) .....................                --             --            --       (75,007)     (81,060)
                                                               ------------   ------------  ------------   -----------  -----------
      Net expenses ......................................           901,658      1,291,463     1,675,535       278,270      222,699
                                                               ------------   ------------  ------------   -----------  -----------
NET INVESTMENT INCOME (LOSS) ............................          (147,822)       404,540       392,540     1,243,594      771,704
                                                               ------------   ------------  ------------   -----------  -----------
REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS--NOTE C:
     Net realized gain on investments ...................        11,477,557      3,583,247    17,350,933        33,288      404,292
     Net change in unrealized appreciation
       on investments ...................................        15,092,946     25,800,237    (7,402,184)   (1,392,580)    (697,835)
                                                               ------------   ------------  ------------   -----------  -----------
     Net realized and unrealized gain (loss)
        on investments ..................................        26,570,503     29,383,484     9,948,749    (1,359,292)    (293,543)
                                                               ------------   ------------  ------------   -----------  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............      $ 26,422,681   $ 29,788,024  $ 10,341,289   $  (115,698) $   478,161
                                                               ============   ============  ============   ===========  ===========

+ Unaudited.



See notes to financial statements.

DLJ WINTHROP FOCUS FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                GROWTH FUND               GROWTH AND INCOME FUND
                                                                       ----------------------------    ----------------------------
                                                                         SIX MONTHS      YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                                       ENDED 04/30/99+    10/31/98     ENDED 04/30/99+  10/31/98
                                                                       --------------   ------------   --------------  ------------
OPERATIONS:
     Net investment income (loss)                                       $   (147,822)   $   (124,593)  $    404,540    $  1,551,995
     Net realized gain on investments                                     11,477,557       2,384,117      3,583,247      19,617,176
     Net change in unrealized appreciation on investments                 15,092,946      17,170,311     25,800,237      10,161,862
                                                                        ------------    ------------   ------------    ------------
     Net increase in net assets from operations                           26,422,681      19,429,835     29,788,024      31,331,033
                                                                        ------------    ------------   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
      Class A                                                                     --        (101,689)      (432,823)     (1,262,477)
      Class B                                                                     --              --        (16,860)        (27,525)
     Realized gains on investments:
      Class A                                                             (1,523,410)     (5,154,757)   (14,556,598)     (7,513,780)
      Class B                                                               (279,678)       (680,240)    (3,003,060)     (1,134,914)
                                                                        ------------    ------------   ------------    ------------
     Total dividends and distributions to shareholders                    (1,803,088)     (5,936,686)   (18,009,341)     (9,938,696)
                                                                        ------------    ------------   ------------    ------------
CAPITAL STOCK TRANSACTIONS--(NET) Note D                                  13,735,414       7,719,245     63,778,826      10,617,782
                                                                        ------------    ------------   ------------    ------------
     Total increase in net assets                                         38,355,007      21,212,394     75,557,509      32,010,119
NET ASSETS:
     Beginning of period                                                 114,516,765      93,304,371    197,260,580     165,250,461
                                                                        ------------    ------------   ------------    ------------
     End of period (including undistributed net investment
      income of $499,274 and $544,417 for the Growth and
      Income Fund at 04/30/99 and 10/31/98, respectively)               $152,871,772    $114,516,765   $272,818,089    $197,260,580
                                                                        ============    ============   ============    ============

                                                                          SMALL COMPANY VALUE FUND           FIXED INCOME FUND
                                                                       ----------------------------   -----------------------------
                                                                         SIX MONTHS      YEAR ENDED      SIX MONTHS     YEAR ENDED
                                                                       ENDED 04/30/99+    10/31/98     ENDED 04/30/99+  10/31/98
                                                                       --------------   ------------   --------------  ------------
OPERATIONS:
     Net investment income                                               $    392,540   $    738,561   $  1,243,594    $  2,878,129
     Net realized gain on investments                                      17,350,933        112,417         33,288       1,056,920
     Net change in unrealized appreciation
      on investments                                                       (7,402,184)   (34,616,060)    (1,392,580)        484,233
                                                                         ------------   ------------   ------------    ------------
     Net increase (decrease) in net assets from operations                 10,341,289    (33,765,082)      (115,698)      4,419,282
                                                                         ------------   ------------   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Investment income:
      Class A                                                                (852,376)      (808,971)    (1,125,818)     (2,691,416)
      Class B                                                                      --             --       (117,776)       (186,495)
     Realized gains on investments:
      Class A                                                                (168,838)   (15,177,402)      (477,720)             --
      Class B                                                                 (16,223)    (1,010,450)       (58,660)             --
                                                                         ------------   ------------   ------------    ------------
     Total dividends and distributions to shareholders                     (1,037,437)   (16,996,823)    (1,779,974)     (2,877,911)
                                                                         ------------   ------------    -----------    ------------
CAPITAL STOCK TRANSACTIONS--(NET) Note D                                  (47,091,784)     9,522,839    126,486,287      (5,987,911)
                                                                         ------------   ------------   ------------    ------------
     Total increase (decrease) in net assets                              (37,787,932)   (41,239,066)   124,590,615      (4,446,540)
NET ASSETS:
     Beginning of period                                                  260,156,692    301,395,758     53,683,392      58,129,932
                                                                         ------------   ------------   ------------    ------------
     End of period (including undistributed net
     investment income of $197,811 and $657,647
     for the Small Company Value Fund at 04/30/99
     and 10/31/98, respectively and $218 for the
     Fixed Income Fund at 04/30/99 and 10/31/98)                         $222,368,760   $260,156,692   $178,274,007    $ 53,683,392
                                                                         ============   ============   ============    ============


+ Unaudited.

See notes to financial statements.

--------------------------------------------------------------------------------


                                                                  MUNICIPAL TRUST FUND
                                                               ----------------------------
                                                                 SIX MONTHS          YEAR ENDED
                                                               ENDED 04/30/99+       10/31/98
                                                               --------------       -----------
OPERATIONS:
     Net investment income ..............................      $    771,704       $  1,519,223
     Net realized gain on investments ...................           404,292            454,476
     Net change in unrealized appreciation on investments          (697,835)           549,834
                                                               ------------       ------------
     Net increase in net assets from operations .........           478,161          2,523,533
                                                               ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FFROM:
     Investment income:
      Class A ...........................................          (751,074)        (1,489,223)
      Class B ...........................................           (20,630)           (30,000)
                                                               ------------       ------------
     Total dividends and distributions to shareholders ..          (771,704)        (1,519,223)
                                                               ------------       ------------
Capital Stock Transactions--(Net) Note D ................        (4,804,948)         8,307,730
                                                               ------------       ------------
     Total increase (decrease) in net assets ............        (5,098,491)         9,312,040

NET ASSETS:
     Beginning of period ................................        45,735,974         36,423,934
                                                               ------------       ------------
     End of period ......................................      $ 40,637,483       $ 45,735,974
                                                               ============       ============

+ Unaudited.


See notes to financial statements.

DLJ Winthrop Focus Funds--Notes to Financial Statements April 30, 1999
(unaudited)
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies. DLJ Winthrop Focus Funds ("DLJ Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): DLJ Winthrop Growth Fund, DLJ Winthrop Growth and Income Fund, DLJ Winthrop Small Company Value Fund, DLJ Winthrop Fixed Income Fund, and DLJ Winthrop Municipal Trust Fund. DLJ Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act").

The investment objective of the DLJ Winthrop Growth Fund and the DLJ Winthrop Growth and Income Fund is long-term capital appreciation. The DLJ Winthrop Growth and Income Fund also seeks continuity of income. The investment objective of the DLJ Winthrop Small Company Value Fund is a high level of growth of capital. The DLJ Winthrop Fixed Income Fund aims to provide as high a level of total return as is consistent with capital preservation by investing principally in debt securities, including, without limitation, convertible and nonconvertible debt securities of foreign and domestic companies, including both well-known and established and new and lesser-known companies. The DLJ Winthrop Municipal Trust Fund's investment objective is to provide as high a level of total return as is consistent with capital preservation by investing principally in high grade tax-exempt municipal securities.

Each portfolio offers Class A and Class B shares. Effective April 30, 1999, the Growth and Income Fund and the Fixed Income Fund commenced offering Class D shares. Effective May 17, 1999, the Growth Fund commenced offering Class D shares. Class A shares of the Growth Fund, the Growth and Income Fund and the Small Company Value Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Fixed Income Fund and the Municipal Trust Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class D shares are offered exclusively to employees of DLJ and its subsidiaries who are eligible to participate in the DLJ 401(k) Retirement Savings Plan. Each class is identical in all respects except that Class A and Class B bear different distribution service fees and Class D shares are not subject to any distribution service fees. Class A and Class B have exclusive voting rights with respect to each class's distribution plan.

At April 30, 1999, the Municipal Trust Fund had approximately 33% of its net assets invested in municipal obligations of issuers within the state of Texas. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by DLJ Winthrop.

   (1) Security Valuation: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

DLJ Winthrop Focus Funds--Notes to Financial Statements April 30, 1999
(continued)
--------------------------------------------------------------------------------

   (2) Repurchase Agreements: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

Note (B) Advisory and Distribution Services Agreement: Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French insurance companies. Under its Advisory Agreement with DLJ Winthrop, the Advisor will provide investment advisory services and order placement facilities for DLJ Winthrop and pay all compensation of Trustees of DLJ Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish DLJ Winthrop, without charge, management supervision and assistance and office facilities. DLJ Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000,
 .500 of 1% of the balance; Small Company Value Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

For the six months ended April 30, 1999, the Advisor reduced its management fees and reimbursed operating expenses by the amount that total fund operating expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund and Municipal Trust Fund. With respect to both Funds, through October 31, 1999, the Advisor has agreed to a contractual expense limitation to reduce its management fees or reimburse operating expenses by the amount that total fund operating expenses exceed .70% of the average daily net assets of the Class D shares of the Fixed Income Fund, 1.00% of the average daily net assets of each

DLJ Winthrop Focus Funds--Notes to Financial Statements April 30, 1999
(continued)
--------------------------------------------------------------------------------

Fund's Class A shares and 1.70% of the average daily net assets of each Fund's Class B shares. After October 31, 1999, the Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $75,007 and $81,060, respectively, during the six months ended April 30, 1999.

Pursuant to Rule 12b-1 under the Act, DLJ Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, DLJ Winthrop's Distributor, under which DLJ Winthrop pays a distribution services fee to the Distributor at an annual rate of .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including DLJ Winthrop) to finance the distribution of DLJ Winthrop's shares.

Note (C) Investment Transactions: For federal income tax purposes, the cost of securities owned at April 30, 1999, was substantially the same as the cost of securities for financial statement purposes. At April 30, 1999, the components of the net unrealized appreciation on investments were as follows:

                                                          Growth     Growth and Income  Small Company  Fixed Income  Municipal Trust
                                                           Fund             Fund         Value Fund        Fund           Fund
                                                        -----------  -----------------  -------------  ------------  ---------------
Gross appreciation (investments having an
 excess of value over cost)...........................  $ 61,341,533     $92,729,649      $57,231,163  $    581,657    $ 1,167,644

Gross depreciation (investments having an
 excess of cost over value)...........................    (1,230,878)     (2,269,334)      (3,391,306)     (195,378)       (16,692)
                                                        ------------     -----------      -----------  ------------    ------------
Net unrealized appreciation of
 investments..........................................  $ 60,110,655     $90,460,315      $53,839,857  $    386,279    $ 1,150,952
                                                        ------------     -----------      -----------  ------------    -----------
                                                        ------------     -----------      -----------  ------------    -----------

For the period ended April 30, 1999, total aggregate purchases and sales of portfolio securities;, excluding short-term securities, were as follows:

                                                          Growth     Growth and Income  Small Company  Fixed Income  Municipal Trust
                                                           Fund             Fund         Value Fund        Fund           Fund
                                                        -----------  -----------------  -------------  ------------  ---------------
Purchases.............................................  $46,777,519      $59,825,145      $43,426,963  $138,813,389    $15,110,774

Sales.................................................   34,649,678       22,934,566       72,386,932    26,572,742     21,195,231
                                                        ------------     -----------      -----------  ------------    -----------
                                                        ------------     -----------      -----------  ------------    -----------

DLJ Winthrop Focus Funds--Notes to Financial Statements
April 30, 1999 (continued)


Note (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.01 par value authorized). Transactions in shares of beneficial interest were as follows:


                                                  GROWTH AND INCOME FUND
                           --------------------------------------------------------------
                                         Period Ended
                                        April 30, 1999            Year Ended October 31,
                                         (unaudited)                       1998
                           -------------------------------   -----------------------------
                                  Shares         Amount           Shares          Amount
                                  ------         ------           ------          ------
Class A
Shares sold ...............        423,964   $   9,362,893   c    644,179     $ 14,182,363
Shares issued through
  reinvestment of dividends
  and distributions .......        605,424      12,701,744         360,571       7,446,447
                              ------------   -------------   -------------    ------------
                                 1,029,388      22,064,637       1,004,750      21,628,810
                              ------------   -------------   -------------    ------------
Shares redeemed ...........       (704,857)    (15,762,172)       (996,891)    (21,924,317)
                              ------------   -------------   -------------    ------------
Net increase (decrease) ...        324,531   $   6,302,465           7,859    $   (295,507)
                              ============   =============   =============    ============
Class B
Shares sold ...............        211,583   $   4,666,342         597,420    $ 13,125,998
Shares issued through
  reinvestment of dividends
  and distributions .......        139,760       2,921,665          54,492       1,126,775
                              ------------   -------------   -------------    ------------
                                   351,343       7,588,007         651,912      14,252,773
                              ------------   -------------   -------------    ------------
Shares redeemed ...........       (111,033)     (2,464,158)       (154,355)     (3,339,484)
                              ------------   -------------   -------------    ------------
Net increase ..............        240,310   $   5,123,849         497,557    $ 10,913,289
                              ============   =============   =============    ============
Class D
Shares sold ...............      2,206,174   $  52,352,512
                              ------------   -------------
Net increase ..............      2,206,174   $  52,352,512
                              ============   =============


                                                   GROWTH FUND
                            ----------------------------------------------------------
                                       Period Ended
                                       April 30, 1999         Year Ended October 31,
                                          (unaudited)                 1998
                            -----------------------------   --------------------------
                                 Shares         Amount         Shares         Amount
                                 ------         ------         ------         ------
Class A
Shares sold ...............        670,932    $ 12,635,234         422,109    $  6,775,100
Shares issued through
  reinvestment of dividends
  and distributions .......         79,584       1,318,711         328,321       4,571,899
                              ------------    ------------    ------------    ------------
                                   750,516      13,953,945         750,430      11,346,999
                              ------------    ------------    ------------    ------------
Shares redeemed ...........       (312,738)     (5,799,915)       (570,317)     (9,018,140)
                              ------------    ------------    ------------    ------------
Net increase (decrease) ...        437,778    $  8,154,030         180,113    $  2,328,859
                              ============    ============    ============    ============
Class B
Shares sold ...............        365,225    $  6,807,957         405,245    $  6,311,194
Shares issued through
  reinvestment of dividends
  and distributions .......         16,719         272,358          48,496         672,194
                              ------------    ------------    ------------    ------------
                                   381,944       7,080,315         453,741       6,983,388
                              ------------    ------------    ------------    ------------
Shares redeemed ...........        (81,490)     (1,498,931)       (100,834)     (1,593,002)
                              ------------    ------------    ------------    ------------
Net increase ..............        300,454    $  5,581,384         352,907    $  5,390,386
                              ============    ============    ============    ============



                                                     FIXED INCOME FUND
                             -----------------------------------------------------------------
                                         Period Ended
                                        April 30, 1999              Year Ended October 31,
                                          (unaudited)                        1998
                             -------------------------------   -------------------------------
                                   Shares          Amount           Shares          Amount
                                   ------          ------           -----           ------
Class A
Shares sold ...............         219,472    $   2,246,654          864,157    $   8,849,660
Shares issued through
  reinvestment of dividends
  and distributions .......         122,935        1,256,806          203,755        2,089,567
                              -------------    -------------    -------------    -------------
                                    342,407        3,503,460        1,067,912       10,939,227
                              -------------    -------------    -------------    -------------
Shares redeemed ...........        (537,446)      (5,481,871)      (1,883,198)     (19,273,927)
                              -------------    -------------    -------------    -------------
Net increase (decrease) ...        (195,039)   $  (1,978,411)        (815,286)   $  (8,334,700)
                              =============    =============    =============    =============
Class B
Shares sold ...............          64,161    $     658,927          343,505    $   3,539,007
Shares issued through
  reinvestment of dividends
  and distributions .......          16,070          164,349           14,055          144,410
                              -------------    -------------    -------------    -------------
                                     80,231          823,276          357,560        3,683,417
                              -------------    -------------    -------------    -------------
Shares redeemed ...........         (95,198)        (976,570)        (130,535)      (1,336,628)
                              -------------    -------------    -------------    -------------
Net increase (decrease) ...         (14,967)   $    (153,294)         227,025    $   2,346,789
                              =============    =============    =============    =============
Class D
Shares sold ...............      12,747,076    $ 128,617,992
                              -------------    -------------
Net increase ..............      12,747,076    $ 128,617,992
                              =============    =============



                                                  SMALL COMPANY VALUE FUND
                              -----------------------------------------------------------------
                                       Period Ended
                                       April 30, 1999               Year Ended October 31,
                                        (unaudited)                           1998
                              -------------------------------   -------------------------------
                                   Shares         Amount            Shares           Amount
                                   ------         ------            ------           ------
Class A
Shares sold ...............          322,461    $   6,379,981        1,284,225    $  27,801,004
Shares issued through
  reinvestment of dividends
  and distributions .......           46,274          936,634          687,065       14,965,287
                               -------------    -------------    -------------    -------------
                                     368,735        7,316,615        1,971,290       42,766,291
                               -------------    -------------    -------------    -------------
Shares redeemed ...........       (2,654,602)     (51,834,029)      (1,922,814)     (41,663,984)
                               -------------    -------------    -------------    -------------
Net increase (decrease) ...       (2,285,867)   $ (44,517,414)          48,476    $   1,102,307
                               =============    =============    =============    =============
Class B
Shares sold ...............           99,452    $   1,923,714          518,740    $  11,401,502
Shares issued through
  reinvestment of dividends
  and distributions .......              791           15,586           45,728          985,428
                               -------------    -------------    -------------    -------------
                                     100,343        1,939,300          564,468       12,386,930
                               -------------    -------------    -------------    -------------
Shares redeemed ...........         (236,886)      (4,513,670)        (201,585)      (3,966,398)
                               -------------    -------------    -------------    -------------
Net increase (decrease) ...         (136,643)   $  (2,574,370)         362,883    $   8,420,532
                               =============    =============    =============    =============
==========


DLJ Winthrop Focus Funds--Notes to Financial Statements
April 30, 1999 (continued)


                                                      MUNICIPAL TRUST FUND
                             --------------------------------------------------------------------
                                         Period Ended
                                         April 30, 1999                  Year Ended October 31,
                                          (unaudited)                             1998
                             ----------------------------------      ----------------------------
                                 Shares               Amount            Shares          Amount
                                 ------               ------            ------          ------
Class A
Shares sold ...............        230,697         $  2,428,129         1,397,039    $ 14,495,430
Shares issued through
  reinvestment of dividends
  and distributions .......         60,145              633,050           118,197       1,231,297
                              ------------         ------------      ------------    ------------
                                   290,842            3,061,179         1,515,236      15,726,727
                              ------------         ------------      ------------    ------------
Shares redeemed ...........       (741,739)          (7,809.883)         (795,577)     (8,279,965)
                              ------------         ------------      ------------    ------------
Net increase (decrease) ...       (450,897)        $ (4,748,704)          719,659    $  7,446,762
                              ============         ============      ============    ============
Class B
Shares sold ...............          8,003         $     84,580            82,622    $    859,779
Shares issued through
  reinvestment of dividends
  and distributions .......          1,038               10,923             1,368          14,267
                              ------------         ------------      ------------    ------------
                                     9,041               95,503            83,990         874,046
                              ------------         ------------      ------------    ------------
Shares redeemed ...........        (14,476)            (151,747)           (1,256)        (13,078)
                              ------------         ------------      ------------    ------------
Net increase (decrease) ...         (5,435)        $    (56,244)           82,734    $    860,968
                              ============         ============      ============    ============

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.


                                           NET
                                       REALIZED AND                                          NET
            NET ASSET                   UNREALIZED         DIVIDENDS    DISTRIBUTIONS       ASSET
             VALUE,         NET          GAINS OR           FROM NET        FROM            VALUE,
            BEGINNING    INVESTMENT     (LOSSES)ON         INVESTMENT      CAPITAL           END           TOTAL
            OF PERIOD   INCOME(LOSS)    SECURITIES           INCOME         GAINS         OF PERIOD       RETURN++
            --------    ------------   ------------        ----------    --------         ----------      --------
GROWTH FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        $ 16.52     $ (0.010)*      $  3.710            $  0.000     $  (0.260)       $  19.96          22.72%
          YEARS ENDED OCTOBER 31,
1998          14.56       (0.003)*         2.882              (0.017)       (0.902)          16.52          21.00
1997          12.69        0.028           3.065              (0.048)       (1.175)          14.56          26.48
1996          11.35        0.053           2.107              (0.038)       (0.782)          12.69          20.32
1995          10.82        0.037           1.190              (0.012)       (0.685)          11.35          12.21
1994          10.97        0.014           0.435                  --        (0.599)          10.82           4.15
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          16.25       (0.074)*         3.644                  --        (0.260)          19.56          22.29
          YEARS ENDED OCTOBER 31,
1998          14.41       (0.115)*         2.857                  --        (0.902)          16.25          20.20
1997          12.63       (0.030)          3.016              (0.031)       (1.175)          14.41          25.66
1996          11.88       (0.013)          0.763                  --            --           12.63           6.40
GROWTH AND INCOME FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        $ 22.60     $  0.113*       $  3.083            $ (0.056)    $  (2.010)       $  23.73          15.37%
          YEARS ENDED OCTOBER 31,
1998          20.09        0.202*          3.509              (0.170)       (1.031)          22.60          19.14
1997          17.18        0.211           4.588              (0.214)       (1.675)          20.09          30.53
1996          14.57        0.266           2.935              (0.241)       (0.350)          17.18          22.60
1995          13.38        0.254           1.769              (0.266)       (0.567)          14.57          16.10
1994          13.42        0.244           0.358              (0.223)       (0.419)          13.38           4.58
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          22.55       (0.010)*         3.120              (0.010)       (2.010)          23.64          14.97
          YEARS ENDED OCTOBER 31,
1998          20.06        0.045*          3.500              (0.024)         (1.031)       22.55            18.29
1997          17.15        0.079           4.577              (0.071)         (1.675)       20.06            29.59
1996          16.05        0.136           1.109              (0.145)             --        17.15             7.67
Class D (3)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          23.73           --              --                   --          --            23.73            --
SMALL COMPANY VALUE FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        $ 19.54     $  0.111*       $  0.846            $ (0.073)    $  (0.014)       $  20.41           4.90%
          YEARS ENDED OCTOBER 31,
1998          23.34        0.066*         (2.548)             (0.063)       (1.255)          19.54         (11.20)
1997          18.41        0.073           5.661              (0.081)       (0.723)          23.34          32.48
1996          16.61        0.084           2.162              (0.037)       (0.409)          18.41          13.80
1995          15.65        0.035           1.621                  --        (0.696)          16.61          11.10
1994          16.11        0.105           0.603              (0.026)       (1.142)          15.65           4.67
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          19.23       (0.030)*         0.904                  --        (0.014)          20.09           4.55
          YEARS ENDED OCTOBER 31,
1998          23.12       (0.089)*        (2.546)                 --        (1.255)          19.23         (11.98)
1997          18.34       (0.021)          5.576              (0.052)       (0.723)          23.12          31.55
1996          17.41       (0.023)          0.953                  --            --           18.34           5.28


                                         RATIO OF
                         RATIO OF          NET
        NET ASSETS       EXPENSES      INVESTMENT
           END OF       TO AVERAGE    INCOME (LOSS)     PORTFOLIO
          PERIOD           NET         TO AVERAGE       TURNOVER
       (000 OMITTED)     ASSETS        NET ASSETS         RATE
       ------------     -----------   -------------    -----------
GROWTH FUND
Class A
      SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999      $126,006         1.24%(1)      (0.11)%(1)        26.4%

          YEARS ENDED OCTOBER 31,
1998        97,078         1.29          (0.02)            21.0
1997        82,926         1.36           0.21             41.1
1996        68,096         1.48           0.47             60.6
1995        55,946         1.63           0.35            101.7
1994        52,455         1.65           0.06             28.2
CLASS B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        26,866         1.94(1)       (0.81)(1)         26.4
          YEARS ENDED OCTOBER 31,
1998        17,438         1.99          (0.72)            21.0
1997        10,378         2.06          (0.51)            41.1
1996         3,177         2.17(1)       (0.34)(1)         60.6
GROWTH AND INCOME FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999      $179,848         1.12%(1)       1.02%            11.0%
          YEARS ENDED OCTOBER 31,
1998       163,936         1.13           0.92             32.7
1997       145,586         1.22           1.15             19.8
1996       113,803         1.36           1.68             44.0
1995        87,975         1.58           1.94             31.8
1994        67,020         1.64           1.88             25.9
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        40,618         1.82(1)       (0.09)(1)         11.0
          YEARS ENDED OCTOBER 31,
1998        33,325         1.83           0.22             32.7
1997        19,664         1.92           0.39             19.8
1996         6,545         1.99(1)        1.06(1)          44.0
Class D (3)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        52,353           --             --             11.0
SMALL COMPANY VALUE FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999      $201,835         1.32%(1)       1.17%            18.1%
          YEARS ENDED OCTOBER 31,
1998       237,873         1.29           0.30             41.5
1997       283,001         1.35           0.37             21.1
1996       227,716         1.47           0.48             35.1
1995       202,730         1.64           0.23             25.1
1994       144,624         1.70          (0.04)            31.6
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999         20,534        2.02(1)       (0.32)(1)         18.1
          YEARS ENDED OCTOBER 31,
1998         22,284        1.99          (0.40)            41.5
1997         18,395        2.05          (0.32)            21.1
1996          6,305        2.15(1)       (0.34)(1)         35.1

---------------
++ Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

*   Based on average shares outstanding.

(1) Annualized

(2) The Funds commenced offering Class B shares on February 28, 1996.

(3) The Growth and Income Fund commenced offering Class D shares on April 30, 1999.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.


                                           NET
                                       REALIZED AND                                          NET
            NET ASSET                   UNREALIZED        DIVIDENDS     DISTRIBUTIONS       ASSET
             VALUE,         NET          GAINS OR          FROM NET         FROM            VALUE,
            BEGINNING    INVESTMENT     (LOSSES)ON        INVESTMENT       CAPITAL           END           TOTAL
            OF PERIOD      INCOME       SECURITIES          INCOME          GAINS         OF PERIOD       RETURN++
            --------    ------------   ------------       ----------    -------------     ----------      --------
FIXED INCOME FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        $ 10.46     $  0.248        $ (0.265)        $ (0.248)        $ (0.105)        $ 10.09         (0.16)%
          YEARS ENDED OCTOBER 31,
1998          10.16        0.531           0.300           (0.531)          --               10.46          8.46
1997          10.07        0.575           0.090           (0.575)          --               10.16          6.84
1996          10.22        0.577          (0.150)          (0.577)          --               10.07          4.34
1995           9.66        0.588           0.560           (0.588)          --               10.22         12.23
1994          10.93        0.567          (1.027)          (0.567)          (0.243)           9.66         (4.37)
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          10.46        0.212          (0.265)          (0.212)          (0.105)          10.09         (0.52)
          YEARS ENDED OCTOBER 31,
1998          10.16        0.456           0.300           (0.456)          --               10.46          7.71
1997          10.07        0.504           0.090           (0.504)          --               10.16          6.10
1996          10.22        0.339          (0.150)          (0.339)          --               10.07          2.23
Class D (3)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          10.09       --              --               --               --               10.09         --
MUNICIPAL TRUST FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999        $ 10.53     $  0.186        $ (0.070)        $ (0.186)        $ --          $   10.46           1.10%
          YEARS ENDED OCTOBER 31,
1998          10.29        0.383           0.240           (0.383)          --               10.53          6.28
1997          10.01        0.445           0.280           (0.445)          --               10.29          7.37
1996          10.06        0.425          (0.050)          (0.425)          --               10.01          3.83
1995           9.51        0.389           0.550           (0.389)          --               10.06         10.06
1994          10.10        0.365          (0.590)          (0.365)          --                9.51         (2.27)
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          10.53        0.150          (0.070)          (0.150)          --               10.46          0.75
          YEARS ENDED OCTOBER 31,
1998          10.29        0.318           0.240           (0.318)          --               10.53          5.54
1997          10.01        0.370           0.280           (0.370)          --               10.29          6.62
1996          10.12        0.248          (0.110)          (0.248)          --               10.01          1.42



                                                 RATIO OF
                               RATIO OF             NET
           NET ASSETS          EXPENSES         INVESTMENT
              END OF          TO AVERAGE       INCOME (LOSS)       PORTFOLIO
             PERIOD               NET           TO AVERAGE         TURNOVER
          (000 OMITTED)        ASSETS (4)      NET ASSETS (4)       RATE
          ------------        -----------     ---------------    -----------
FIXED INCOME FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999       $  44,166             1.00%(1)         4.88%(1)          52.9%
          YEARS ENDED OCTOBER 31,
1998          47,834             1.00             5.24             114.0
1997          54,755             1.00             5.74             119.3
1996          56,388             1.00             5.72              90.2
1995          53,885             1.00             5.90              66.1
1994          39,150             0.93             5.58              55.9
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          5,490             1.70(1)           4.20(1)           52.9
          YEARS ENDED OCTOBER 31,
1998          5,849             1.70             4.50             114.0
1997          3,375             1.70             4.99             119.3
1996          1,629             1.70(1)          5.03(1)           90.2
Class D (3)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999       $128,618               --               --              52.9
MUNICIPAL TRUST FUND
Class A
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999       $ 39,274             1.00%(1)       3.56%(1)            34.5%
          YEARS ENDED OCTOBER 31,
1998         44,306             1.00           3.78              51.5
1997         35,878             0.70           4.38              84.3
1996         38,794             0.80           4.26              79.3
1995         39,059             1.00           3.97              49.3
1994         34,470             0.83           3.71              42.5
Class B (2)
          SIX MONTHS ENDED APRIL 30, (UNAUDITED)
1999          1,363             1.70(1)        2.90(1)           34.5
          YEARS ENDED OCTOBER 31,
1998          1,430             1.70           3.04              51.5
1997            546             1.40           3.66              84.3
1996            489             1.23(1)        3.81(1)           79.3

--------------------------------------------------------------------------------
++ Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(1)  Annualized

(2) The Funds commenced offering Class B shares on February 28, 1996. (3) The Fixed Income Fund commenced offering Class D shares on April 30, 1999.

(4) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Fixed Income Fund Class A shares, .29% (annualized) for the six months ended 04/30/99, .30%, .30%, .34%, .51% and .67% for the years ended 10/31/98, 97, 96, 95, and 94, respectively; Fixed Income Fund Class B shares, .29% (annualized) for the six months ended 04/30/99, .30% and .30% for the years ended 10/31/98 and 97, respectively, and .34% (annualized) for the period 2/28/96 through 10/31/96; Municipal Trust Fund Class A shares, .37% (annualized) for the six months ended 04/30/99, .41%, .74%, .64%, .58% and .77% for the years ended 10/31/98, 97, 96, 95 and 94, respectively, and Municipal Trust Fund Class B shares, .37% (annualized) for the six months ended 04/30/99, .41% and .74% for the years ended 10/31/98, and 97, respectively and .64% (annualized ) for the period 2/28/96 through 10/31/96.

TRUSTEES




OFFICERS









INVESTMENT ADVISOR




CUSTODIAN



TRANSFER AGENT



DISTRIBUTOR



INDEPENDENT AUDITORS



LEGAL COUNSEL






DLJ WINTHROP FUNDS


SEMI-ANNUAL REPORT



DLJ WINTHROP FUNDS




     [PHOTOGRAPH]
     through


     DLJ Winthrop
     Fixed Income Fund


     DLJ Winthrop
     Growth Fund


     DLJ Winthrop
     Growth and Income Fund


     DLJ Winthrop
     Municipal Trust Fund


     DLJ Winthrop
     Small Company Value Fund